Off-balance sheet accounts (Tables)	12 Months Ended
Dec. 31, 2022
Off Balance Sheet Accounts [Abstract]
Summary Of Off Balance Sheet Accounts
(a)	The table below presents the components of this caption:

	2022	2021
	S/(000)	S/(000)
Contingent credits - indirect loans (b), Note 6(a)
Guarantees and stand-by letters	4,001,806	4,150,093
Import and export letters of credit	485,541	290,365

	4,487,347	4,440,458

Derivatives
Held for trading: Note 10(b)
Forward foreign currency agreements, see Note 30.2(b)(i):
Forward currency agreements – purchase	1,977,324	3,925,457
Forward currency agreements – sale	4,057,830	4,390,342
Forward foreign currency agreements in other currencies	292,906	316,031
Foreign currency options	80,151	1,816
Swap agreements, see Note 30.2(b)(ii):
Currency swaps: Foreign currency delivery / receipt in Soles	644,019	995,650
Currency swaps: Soles delivery / receipt in foreign currency	2,028,514	3,166,675
Cross currency swaps	224,485	234,667
Interest rate swaps	2,424,566	2,969,027

	2022	2021
	S/(000)	S/(000)
Designated as hedges: Note 10(b)
Cash flows:
Cross currency swaps	2,579,164	2,357,967

	14,308,959	18,357,632

Responsibilities for credit lines granted (cancellable) (c)	13,213,024	11,213,104
Responsibilities for credit lines – commercial and others (d)	1,545,698	969,113

Total	33,555,028	34,980,307

(b)
In the normal course of its operations, the Group performs contingent operations (indirect loans). These transactions expose the Group to additional credit risks to the amounts recognized in the consolidated statement of financial position.

The Group applies the same credit policies for granting and evaluating the provisions required for direct loans when performing contingent operations (see Note 6(a)), including obtaining guarantees when deemed necessary. Guarantees vary and include deposits in financial institutions or other assets.
Taking into account that most of the contingent operations are expected to expire without the Group having to disburse cash, the total committed amounts do not necessarily represent future cash requirements.

(c)	Responsibilities under credit lines agreements include consumer credit lines and other consumer loans that are cancellable by the Bank.

(d)
Corresponds to commitments of disbursement of future loans that Interbank has committed to carry out; provided that the borrower complies with the obligations under the corresponding loan agreements, however, they may be cancelled by Interbank.